Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events

NOTE 9. SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the condensed consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the accompanying condensed consolidated financial statements, except for the following:

During March and April 2015 the Company closed seven of their retail Kiosk locations. This comprised of three in Maryland, two in Texas one in New Jersey and one in Florida. In addition, the Company decided not to proceed with opening the retail store located in Ft, Lauderdale Florida. This was primarily due to the Company’s refocus of resources on management and expansion of the acquired Vape Store brand retail locations. The Company is negotiating early terminations of the lease commitments.

Effective as of May 7, 2015, the Company entered an Engagement Agreement with Dawson James Securities (“Dawson”). In accordance with the Engagement Agreement, Dawson has agreed to act as the lead or managing underwriter on a best-efforts basis in connection with a proposed offering of approximately $24 million of the Company’s equity securities. The Engagement Agreement provides for an underwriting discount of 8% and a $25,000 advance fee which has been paid to Dawson. The actual size of the offering and the offering price will be subject to negotiation and the Company can provide no assurance that any such offering will be successful.

On May 19, 2015, the Company received a deficiency letter from the Nasdaq Listing Qualifications department (the “Staff”) notifying the Company that for the last 30 consecutive business days the Company’s common stock had closed below the minimum $1.00 per share bid price requirement for continued inclusion on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided an initial period of 180 calendar days, or until November 16, 2015, to regain compliance with the bid price requirement. If, at any time before November 16, 2015, the closing bid price for the Company’s common stock is $1.00 or more for a minimum of 10 consecutive business days, the Staff will provide written notification to the Company that it has regained compliance with the bid price requirement. If the Company does not regain compliance with the bid price requirement by November 16, 2015, the Company may be eligible for an additional 180 calendar day compliance period provided that it meets the continued listing requirement for the market value of publicly held shares and all other initial listing standards, with the exception of the bid price requirement, and provides the Staff with written notice of its intention to cure the deficiency. If the Company does not regain compliance by November 16, 2015 or the termination of any subsequent compliance period, if applicable, the Staff will provide written notification to the Company that its common stock may be delisted. In anticipation of receiving the Staff’s notice, on May 12, 2015, the Company filed a preliminary proxy statement on Schedule 14A with the Securities and Exchange Commission, followed by a definitive proxy statement filed May 22, 2015, in connection with the Company’s 2015 Annual Meeting of shareholders that included a proposal to approve an amendment to the Company’s Certificate of Incorporation to effect a reverse stock split. The Company’s Annual Meeting is scheduled for July 7, 2015. There can be no assurance that the Company’s shareholders will approve the amendment, or that a reverse stock split will prevent the Company’s stock price from falling below the bid price requirement in the future.

On June 25, 2015, the Company closed on a Securities Purchase Agreement, dated as of June 22, 2015, with certain purchasers pursuant to which the Company sold, at a 5% original issue discount, a total of $1,750,000 convertible debentures (the “Debentures”). Net proceeds to the Company from sale of the Debentures, after payment of commissions and legal fees of the lead investor, were $1,466,250. The Debentures mature December 22, 2015, and accrue interest at 10% per year. Amounts of principal and accrued interest under the Debentures are convertible into common stock of the Company at a price per share of $2.50. Principal and accrued interest on the Debentures are payable in three approximately equal installments on September 22, 2015, October 22, 2015 and December 22, 2015, at the election of the holders of the Debentures, (i) in cash for an additional 25% premium, or (ii) in common stock of the Company at a price per share of $2.50. As lead investor under the Securities Purchase Agreement, Redwood Management, LLC received a right of first refusal to purchase up to 100% of the securities offered by the Company in future private placement offerings through December 22, 2015.

The Company’s obligations under the Debentures can be accelerated in the event the Company undergoes a change in control and other customary events of default. In the event of default and acceleration of the Company’s obligations, the Company would be required to pay 130% of amounts of principal and interest then outstanding under the Debentures. The Company’s obligations under the Debentures are secured under a Security Agreement, under which Redwood Management, LLC acts as Collateral Agent, by a second lien on substantially all of the Company’s assets, including all of the Company’s interests in its consolidated subsidiaries.

For acting as placement agent in the offering of the Debentures, the Company paid Chardan Capital Management, LLC (the “Placement Agent”) a fee equal to 10% of the gross proceeds from the sale of the Debentures, and issued the Placement Agent 70,000 five-year warrants exercisable at $2.50 per share. In addition, the Company agreed to reduce the exercise price of 143,072 warrants held by the Placement Agent to $2.50 from their original exercise prices ranging from $2.01 to $2.41.

On June 19, 2015, the Company entered into agreements (the “Waivers”), with certain investors in each of its private placement offerings under the Securities Purchase Agreement dated March 3, 2015 (the “2015 Agreement”) and the Securities Purchase Agreement dated November 14, 2014 (the “2014 Agreement,” and with the 2015 Agreement, the “Agreements”). Under the terms of the Waivers, the signatories thereto (the “Prior Investors”) agreed to amend the Agreements and waive or modify certain terms thereunder, including certain price protection provisions and participation rights in subsequent securities offerings. In exchange, the Company agreed to issue the Prior Investors a total of 647,901 shares of common stock (including 142,000 shares issued to the lead investor under each of the Agreements in its capacity as lead investor) and 595,685 five-year warrants exercisable at $2.525 per share. In the event that, prior to November 14, 2015, the Company issues shares of common stock, or securities convertible into common stock, at an effective price per share of less than $2.70, the Prior Investors will be entitled to the issuance of additional shares (the “Additional Shares”), the exact amount of which will depend on the effective price per share of such subsequent issuance, but which will not exceed a total of 2,328,598 shares. The Company will not issue any shares of common stock requiring shareholder approval under the Rules of the Nasdaq Stock Market without receipt of such approval. The Company will not issue any of the Additional Shares unless the 647,901 shares of common stock, the shares issuable upon conversion of the Debentures and the Additional Shares are either within the 19.9% Nasdaq limitation or the issuance is approved by shareholders. The Company agreed to file a registration statement with the Securities and Exchange Commission registering the shares and warrant shares issued to the Prior Investors under the Waivers.

On June 16, 2015, the Company issued a total of 292,191 shares of common stock upon the vesting of restricted stock units assumed by the Company in connection with its merger with Vaporin, Inc. effective March 4, 2015. Recipients of the shares issued upon vesting of the restricted stock units included Gregory Brauser, the Company’s president and a member of the board of directors. On May 27, 2015, the Company issued a total of 27,500 shares of common stock to consultants of the Company for consulting services.

On July 7, 2015, the Company filed an amendment to its Certificate of Incorporation to effectuate a one-for-five reverse stock split to its common stock and to increase its authorized common stock to 150,000,000 shares. The amendments were effective on July 8, 2015 at 11:59 pm. All warrant, option, common stock shares and per share information included herein gives effect to the 1 for 5 reverse split of the Company’s common stock effectuated on July 8, 2015.

Note 13. SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements other disclosed.

The merger closed on March 4, 2015. Prior to the closing of the Merger, Vapor and Vaporin entered into a Securities Purchase Agreement (“Securities Purchase Agreement”) with certain accredited investors providing for the sale of $350,000 of Vaporin’s Convertible Notes (the “Notes”). On January 29, 2015, the Company issued the notes. The Note accrues interest on the outstanding principal at an annual rate of 12%. The principal and accrued interest on the Note is due and payable on January 29, 2016 (the “Maturity Date”) The Note will not be convertible until such time as the Nasdaq Stock Market (“Nasdaq”) approves the listing of the shares to be issued upon conversion of the Note. In no event will the number of shares of the Company’s common stock issuable upon conversion of the Note exceed 19.99% of the Company’s issued and outstanding common stock, regardless of the conversion price.

In connection with the Merger, on March 3, 2015, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors providing for the sale of $3,500,960 in shares of the Company’s Common Stock, par value $0.001 per share at a price of $5.10 per share. The Company also issued Warrants to purchasers of the shares to acquire an aggregate of 547,026 shares of the Company’s Common Stock with an exercise price of $6.40 per share. The shares and Warrants were issued and sold through an exempt private securities offering to certain accredited investors.

Under the Purchase Agreement, the Company made certain customary representations and warranties to the purchasers concerning the Company and its operations. The Company has also agreed to register the Common Stock and the Warrants for resale pursuant to an effective registration statement which must be filed within 45 days of March 3, 2015 and must be effective by the later of (i) the 90th day following March 3, 2015 (if no SEC review) or (ii) the 120th day following March 3, 2015 (if subject to SEC review). If the Form S-3 Registration Statement is not effective for resales for more than 10 consecutive days or more than 15 days in any 12 month period during the registration period (i.e., the earlier of the date on which the shares have been sold or are eligible for sale under SEC Rule 144 without restriction), we are required to pay the investors (other than our participating officers and directors) liquidated damages in cash equal to 1.5% of the aggregate purchase price paid by the investors for the shares for every 30 days or portion thereof until the default is cured. Such cash payments could be as much as $52,500 for every 30 days.

Vaporin Inc [Member]
Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

On January 20, 2015, Vaporin, Inc. (the “Company”) and Vapor Corp. (“Vapor”) entered into a Securities Purchase Agreement with certain accredited investors providing for the sale of $350,000 of the Company’s Convertible Notes (the “Notes”). The Notes accrue interest on the outstanding principal at an annual rate of 10%. The principal and accrued interest on the Notes is due and payable on January 20, 2016. Assuming the merger between the Company and Vapor (“Merger”) closes, the Notes will be convertible into Vapor common stock at the lower of (i) $1.08 or (ii) a 15% discount to a 20-trading day VWAP following the closing of the merger (subject to a maximum issuance of 525,000 shares). If the Merger does not close, the Notes will not be convertible into either the Company’s or Vapor’s stock. Investors were provided with standard piggyback registration rights which are conditioned on the Merger closing.

On January 29, 2015, Vaporin, Inc. (the “Company”) was issued a $350,000 note by Vapor Corp. (“Borrower”) in consideration for a loan of $350,000. The note accrues interest on the outstanding principal at an annual rate of 12%. The principal and accrued interest on the note is due and payable on January 29, 2016 (the “Maturity Date”). If the merger between the Company and the Borrower (“Merger”) does not close by May 31, 2015 (the “End Date”), the Maturity Date will accelerate and become due June 1, 2015. Additionally, if the Merger does not close by the End Date or in the event of a default by the Borrower, the note will be convertible into the Borrower’s common stock at 85% of the Borrower’s closing price on May 29, 2015. If the merger closes prior to the End Date, the note shall not be convertible. The note shall not be convertible until such time as the Nasdaq Stock Market (“Nasdaq”) approves the issuance of the shares underlying the note.

On March 4, 2015, the acquisition of Vaporin by Vapor (the “Vapor Merger”) was completed pursuant to the terms of the Merger Agreement. In connection with the Merger, Emagine became a wholly-owned subsidiary of the Vapor.